CASH FLOW – OTHER ITEMS (Tables)	12 Months Ended
Dec. 31, 2021
Cash flow statement [Abstract]
Schedule of cash flow - other items

Operating Cash Flows - Other Items
For the years ended December 31	2021	2020
Adjustments for non-cash income statement items:
Gain on non-hedge derivatives	($2)	($10)
Stock-based compensation expense	81	87
Loss (gain) on warrant investments at FVPL	16	(9)
Increase in estimate of rehabilitation costs at closed mines	18	90
Net inventory impairment charges (note 17)	13	29
Remeasurement of silver sale liability (note 29)	—	(104)
Buzwagi supplies obsolescence	21	—
Change in other assets and liabilities	(120)	(70)
Settlement of stock-based compensation[1]	(97)	(97)
Settlement of rehabilitation obligations	(133)	(106)
Other operating activities	($203)	($190)
Cash flow arising from changes in:
Accounts receivable	($46)	($192)
Inventory	(163)	121
Other current assets	(178)	(133)
Accounts payable	140	42
Other current liabilities[1]	(26)	(49)
Change in working capital	($273)	($211)

Financing Cash Flows - Other Items
For the years ended December 31	2021	2020
Pueblo Viejo JV partner shareholder loan	$131	$42
GoT shareholder loan	(16)	—
Debt extinguishment costs	—	(15)
Other	—	1
Other financing activities	$115	$28
12020 figures have been restated to reflect the change in presentation to present settlement of stock-based compensation ($97 million) separately from other current liabilities.